SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (schedule of other current liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 13,819	$ 14,192
Governmental authorities	1,631	2,651
Holdback Amount	0	800
Royalties commitment	2,920	0
Other	251	174
Total other current liabilities	$ 18,621	$ 17,817